Note 16 - Stock-Based Compensation (Details) - Ordinary Shares Reserved for Future Issuance	Dec. 31, 2014
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	396,093,000
Employee Stock Option [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	228,666,600
Restricted Stock Units (RSUs) [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	46,823,850
Stock Compensation Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	54,697,550
Employee Stock Purchase Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	10,335,100
Shares Reserved For Awards [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	55,569,900